LOAN PAYABLE (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 01, 2019	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 08, 2021	Jun. 06, 2016
Short-Term Debt [Line Items]
Notes payable				$ 115,244		$ 180,244
Debt instrument, interest rate debt instrument, interest rate							3.00%
Repayments of debt		$ 15,000	$ 20,000	60,000	$ 50,000
Loan balance		80,244		95,244	60,000
Related Party [Member]
Short-Term Debt [Line Items]
Notes payable		115,244		5,714,008	$ 5,244,560
First Nine Months [Member]
Short-Term Debt [Line Items]
Repayments of debt		1,000		1,000
Seven and Eight Months [Member]
Short-Term Debt [Line Items]
Repayments of debt		2,000		2,000
Nine Through Twenty Three Months [Member]
Short-Term Debt [Line Items]
Repayments of debt		5,000		5,000
24th Month [Member]
Short-Term Debt [Line Items]
Notes payable		180,224		180,224
13 Months [Member]
Short-Term Debt [Line Items]
Repayments of debt		5,000		5,000
14 Months [Member]
Short-Term Debt [Line Items]
Repayments of debt		57,622		57,622
20 Months [Member]
Short-Term Debt [Line Items]
Repayments of debt		57,622		57,622
Unsecured Promissory Note [Member]
Short-Term Debt [Line Items]
Repayments of debt		$ 15,000
Unsecured Debt [Member]
Short-Term Debt [Line Items]
Repayments of debt				$ 60,000
Notre Dame [Member] | Unsecured Promissory Note [Member]
Short-Term Debt [Line Items]
Notes payable	$ 265,244
Debt instrument, interest rate debt instrument, interest rate	10.00%
Notre Dame [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Notes payable	$ 265,244
Debt instrument, interest rate debt instrument, interest rate	10.00%
Debt Instrument, Description	The term of the loan is twenty-four months